Voya Retirement Insurance and Annuity Company

and its

Variable Annuity Account C

Multiple Sponsored Retirement Options II

Supplement Dated August 2, 2024 to the Contract Prospectus,

Initial Summary Prospectus, and Updating Summary Prospectus,

each dated May 1, 2024, as amended

This supplement to the variable annuity contract prospectus (“contract prospectus”), initial summary prospectus and updating summary prospectus (“summary prospectuses”), updates and amends certain information contained in them. Please read this supplement carefully and keep it with the contract prospectus and summary prospectuses that you may have received, for future reference. Capitalized terms not defined in this supplement shall have the meaning given to them in the contract prospectus and summary prospectuses.

___________________________________________________________

NOTICE OF IMPORTANT INFORMATION

ABOUT YOUR CONTRACT PROSPECTUS AND SUMMARY PROSPECTUSES

Certain information has been corrected in the CURRENT EXPENSES and AVERAGE ANNUAL TOTAL RETURNS sections of APPENDIX A: FUNDS AVAILABLE UNDER THE CONTRACT (“APPENDIX A”), of the contract prospectus and in APPENDIX: FUNDS AVAILABLE UNDER THE CONTRACT (“APPENDIX”), of the summary prospectuses. In that regard, the information APPENDIX A of the contract prospectus and APPENDIX for the summary prospectuses for the funds listed below are hereby replaced in their entirety, with the following:

INVESTMENT OBJECTIVE	FUND NAME INVESTMENT ADVISER/SUBADVISER	CURRENT EXPENSES1*	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2023)
			1 Year	5 Years	10 Years
Seeks long-term capital appreciation.	Alger Responsible Investing Fund (Class A) Investment Adviser: Fred Alger Management, LLC	1.09%	29.50%	15.09%	10.74%
Seeks to provide long-term growth of capital.	American Funds® – EuroPacific Growth Fund® (Class R-4)[1] Investment Adviser: Capital Research and Management CompanySM	0.82%	15.65%	7.66%	4.53%

*	Operating Expenses reflecting applicable waivers or expense limitations as reported in the Fund’s expenses.
[1]	This Fund is available to the general public in addition to being available through variable annuity contracts. See “FEDERAL TAX CONSIDERATIONS - Special Considerations for Section 403(b) Plans” for a discussion of investment in one of the public Funds under 403(b) or Roth 403(b) annuity contracts.
X.167680-24C	August 2024

INVESTMENT OBJECTIVE	FUND NAME INVESTMENT ADVISER/SUBADVISER	CURRENT EXPENSES*	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2023)
			1 Year	5 Years	10 Years
Seeks to achieve long-term growth of capital and income.	American Funds® – Fundamental Investors® (Class R-4) Investment Adviser: Capital Research and Management CompanySM	0.63%	25.82%	13.48%	10.61%
Seeks long-term capital appreciation.	Ariel Fund (Investor Class)[2] Investment Adviser: Ariel Investments, LLC	0.99%	10.22%	8.51%	5.62%
Seeks long-term capital appreciation.	Columbia Select Mid Cap Value Fund (Class A)[2] Investment Adviser: Columbia Management Investment Advisers, LLC	1.13%	10.25%	12.99%	8.14%
Seeks to provide growth of capital.	Delaware Ivy Science and Technology Fund (Class Y)[2,3] Investment Adviser: Delaware Management Company	1.24%	40.63%	17.53%	11.26%
Seeks long-term capital growth.	DWS Small Cap Growth Fund (Class S) Investment Adviser: DWS Investment Management Americas, Inc.	1.01%	14.89%	8.26%	5.49%
Seeks capital appreciation and current income.	JPMorgan Equity Income Fund (Class I)[2] Investment Adviser: J.P. Morgan Investment Management Inc.	0.70%	4.78%	10.98%	9.21%

*	Operating expenses reflecting applicable waivers or expense limitations as reported in the Fund’s expenses.
[2]	This Fund is available to the general public in addition to being available through variable annuity contracts. See “FEDERAL TAX CONSIDERATIONS - Special Considerations for Section 403(b) Plans” for a discussion of investment in one of the public Funds under 403(b) or Roth 403(b) annuity contracts.
[3]	Effective December 31, 2024, the Delaware Ivy Science and Technology Fund will merge into the Macquarie Science and Technology Fund.
X.167680-24C	August 2024

INVESTMENT OBJECTIVE	FUND NAME INVESTMENT ADVISER/SUBADVISER	CURRENT EXPENSES*	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2023)
			1 Year	5 Years	10 Years
Seeks maximum real return, consistent with prudent investment management.	PIMCO ComodityRealReturn Strategy Fund® (Administrative Class)**,4 Investment Adviser: Pacific Investment Management Company LLC	1.24%	8.74%	6.95%	-1.67%
Seeks current income with capital appreciation and growth of income.	Templeton Global Bond Fund (Class A)[4] Investment Adviser: Franklin Advisers, Inc.	0.97%	13.34%	5.14%	1.70%
Seeks long-term capital appreciation.	Third Avenue Real Estate Value Fund (Institutional Class)[4] Investment Adviser: Third Avenue Management LLC	1.15%	23.27%	5.62%	4.02%
Seeks to provide long-term capital growth.	Victory Integrity Small-Cap Value Fund (Class Y)[4] Investment Adviser: Victory Capital Management Inc.	1.06%	10.49%	10.81%	6.47%
A non-diversified fund that seeks long-term capital appreciation and to protect the purchasing power of your capital against inflation.	Victory Precious Metals and Minerals Fund (Class A)*** Investment Adviser: Victory Capital Management Inc.	1.31%	6.53%	8.59%	3.62%

*	Operating expenses reflecting applicable waivers or expense limitations as reported in the Fund’s expenses.
**	The data is as of December 31, 2022, as stated in the most recent prospectus dated July 31, 2023.
***	Effective April 24, 2023, Victory Precious Metals and Minerals Fund was formerly known as USAA Precious Metals and Minerals Fund.
[4]	This Fund is available to the general public in addition to being available through variable annuity contracts. See “FEDERAL TAX CONSIDERATIONS - Special Considerations for Section 403(b) Plans” for a discussion of investment in one of the public Funds under 403(b) or Roth 403(b) annuity contracts.
X.167680-24C	August 2024

INVESTMENT OBJECTIVE	FUND NAME INVESTMENT ADVISER/SUBADVISER	CURRENT EXPENSES*	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2023)
			1 Year	5 Years	10 Years
Seeks capital appreciation.	Voya Global Insights Portfolio (Class I)** Investment Adviser: Voya Investments, LLC Subadviser: Voya Investment Management Co. LLC***	0.75%	32.69%	11.91%	8.30%
Until the day prior to its Target Date, the Portfolio seeks to provide total return consistent with an asset allocation targeted at retirement in approximately 2045. On the Target Date, the Portfolio’s investment objective will be to seek to provide a combination of total return and stability of principal consistent with an asset allocation targeted to retirement.	Voya Index Solution 2045 Portfolio (Class I)[5] Investment Adviser: Voya Investments, LLC Subadviser: Voya Investment Management Co. LLC	0.23%	19.83%	10.81%	7.67%
Until the day prior to its Target Date, the Portfolio seeks to provide total return consistent with an asset allocation targeted at retirement in approximately 2050. On the Target Date, the Portfolio’s investment objective will be to seek to provide a combination of total return and stability of principal consistent with an asset allocation targeted to retirement.	Voya Index Solution 2050 Portfolio (Class I)[5] Investment Adviser: Voya Investments, LLC Subadviser: Voya Investment Management Co. LLC	0.28%	20.23%	10.80%	7.67%

*	Operating expenses reflecting applicable waivers or expense limitations as reported in the Fund’s expenses.
**	Effective December 1, 2023, the VY® Invesco Global Portfolio changed its name to Voya Global Insights Portfolio
***	Effective December 1, 2023, Invesco Advisors, Inc. was replaced as subadviser for the Voya Global Insights Portfolio with Voya Investment Management Co. LLC.
[5]	This Fund is structured as a Fund of Funds that invests directly in shares of underlying Funds. See “THE INVESTMENT OPTIONS – The Variable Investment Options - Funds of Funds” for more information.
X.167680-24C	August 2024

INVESTMENT OBJECTIVE	FUND NAME INVESTMENT ADVISER/SUBADVISER	CURRENT EXPENSES*	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2023)
			1 Year	5 Years	10 Years
Seeks to provide a combination of total return and stability of principal consistent with an asset allocation targeted to retirement.	Voya Index Solution Income Portfolio (Class I)[6] Investment Adviser: Voya Investments, LLC Subadviser: Voya Investment Management Co. LLC	0.20%	11.04%	4.97%	4.11%
Seeks maximum total return.	Voya International High Dividend Low Volatility Portfolio (Class I)[7] Investment Adviser: Voya Investments, LLC Subadviser: Voya Investment Management Co., LLC	0.74%	14.87%	6.34%	2.67%
A non-diversified Fund that seeks long-term capital growth.	Voya Large Cap Growth Portfolio (Class S) Investment Adviser: Voya Investments, LLC Subadviser: Voya Investment Management Co. LLC	0.92%	37.38%	14.46%	12.04%
Seeks maximum long-term capital appreciation.	Voya Multi-Manager International Small Cap Fund (Class I)[8] Investment Adviser: Voya Investments, LLC Subadvisers: Acadian Asset Management LLC and Victory Capital Management Inc.	1.20%	14.34%	9.30%	5.37%

*	Operating expenses reflecting applicable waivers or expense limitations as reported in the Fund’s expenses.
[6]	This Fund is structured as a Fund of Funds that invests directly in shares of underlying Funds. See “THE INVESTMENT OPTIONS – The Variable Investment Options - Funds of Funds” for more information.
[7]	This Fund employs a managed volatility strategy. See “THE INVESTMENT OPTIONS – The Variable Investment Options - Funds with Managed Volatility Strategies” for more information.
[8]	This Fund is available to the general public in addition to being available through variable annuity contracts. See “FEDERAL TAX CONSIDERATIONS - Special Considerations for Section 403(b) Plans” for a discussion of investment in one of the public Funds under 403(b) or Roth 403(b) annuity contracts.

X.167680-24C	August 2024

INVESTMENT OBJECTIVE	FUND NAME INVESTMENT ADVISER/SUBADVISER	CURRENT EXPENSES*	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2023)
			1 Year	5 Years	10 Years
Seeks investment results (before fees and expenses) that correspond to the total return (which includes capital appreciation and income) of the Russell Top 200® Growth Index.	Voya RussellTM Large Cap Growth Index Portfolio (Class I) Investment Adviser: Voya Investments, LLC Subadviser: Voya Investment Management Co. LLC	0.43%	45.99%	20.21%	15.52%
Seeks investment results (before fees and expenses) that correspond to the total return (which includes capital appreciation and income) of the Russell Top 200® Index.	Voya RussellTM Large Cap Index Portfolio (Class I) Investment Adviser: Voya Investments, LLC Subadviser: Voya Investment Management Co. LLC	0.36%	29.41%	16.10%	12.31%
Seeks investment results (before fees and expenses) that correspond to the total return (which includes capital appreciation and income) of the Russell Midcap® Index.	Voya RussellTM Mid Cap Index Portfolio (Class I) Investment Adviser: Voya Investments, LLC Subadviser: Voya Investment Management Co. LLC	0.40%	16.83%	12.26%	9.01%
Seeks total return including capital appreciation and current income.	VY® CBRE Global Real Estate Portfolio (Class S) Investment Adviser: Voya Investments, LLC Subadviser: CBRE Investment Management Listed Real Assets, LLC	1.15%	12.33%	5.90%	4.23%
Seeks capital growth over the long term.	VY® JPMorgan Small Cap Core Equity Portfolio (Class S) Investment Adviser: Voya Investments, LLC Subadviser: J.P. Morgan Investment Management Inc.	1.13%	12.26%	9.93%	7.74%

*	Operating expenses reflecting applicable waivers or expense limitations as reported in the Fund’s expenses.
X.167680-24C	August 2024

INVESTMENT OBJECTIVE	FUND NAME INVESTMENT ADVISER/SUBADVISER	CURRENT EXPENSES*	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2023)
			1 Year	5 Years	10 Years
A non-diversified Fund that seeks long-term growth through investments in stocks.	VY® T. Rowe Price Growth Equity Portfolio (Class I) Investment Adviser: Voya Investments, LLC Subadviser: T. Rowe Price Associates, Inc.	0.71%	46.89%	13.37%	11.70%

*****

Effective July 29, 2024, Metropolitan West Total Return Bond Fund - Class M shares changed its name to TCW MetWest Total Return Bond Fund - Class M shares.

*****

Effective August 19, 2024, the name of TCW Total Return Bond Fund will be changed to TCW Securitized Bond Fund.

*****

Class R5 shares will be closed to new investors after the close of business on September 30, 2024, for the following Funds: Invesco Energy Fund (Class R5), Invesco Floating Rate ESG Fund (Class R5) and Invesco High Yield Fund (Class R5).

Existing investors who were invested in Class R5 shares of the Fund on September 30, 2024, and who remain invested in Class R5 shares of the Fund after that date, may continue to make additional purchases of Class R5 shares of the Fund. Any Employer Sponsored Retirement and Benefit Plan or its affiliated plans may continue to make additional purchases of Class R5 shares of the Fund and may add new participant accounts at the plan level that may purchase Class R5 shares of the Fund if the Employer Sponsored Retirement and Benefit Plan or its affiliated plan were invested in Class R5 shares of the Fund as of September 30, 2024 and remain invested in Class R5 shares of the Fund after that date.

*	Operating expenses reflecting applicable waivers or expense limitations as reported in the Fund’s expenses.
X.167680-24C	August 2024

MORE INFORMATION IS AVAILABLE

More information about the funds available through your contract, including information about the risks associated with investing in them can be found in the contract prospectus, summary prospectuses, and Statement of Additional Information for each fund. You may obtain these documents by contacting Customer Service.

If you received a summary prospectus for any of the funds available through your contract, you may obtain a full contract prospectus and other fund information free of charge by either accessing the internet address, calling the telephone number or sending an email request to the email address shown on the front of the fund’s summary prospectus.

Please retain this supplement for future reference.

Insurance products, annuities and retirement plan funding issued by (third party administrative services may also be provided by) Voya Retirement Insurance and Annuity Company, One Orange Way, Windsor, CT 06095. Securities are distributed by Voya Financial Partners, LLC (member SIPC). Securities may also be distributed through other broker-dealers with which Voya Financial Partners, LLC has selling agreements.

X.167680-24C	August 2024